Other Operating Expenses - Schedule of operating expenses and foreign exchange differences included in the consolidated statement of profit or loss and other comprehensive income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premises costs and office utilities
Advertising and marketing service fees and brand promotional expenses	$ 20,004,385	$ 597,566	$ 5,696,606
—Premises costs	13,095,944	14,226,081	14,244,127
—Office utilities	9,142,411	7,821,627	6,601,790
Premises costs and office utilities	22,238,355	22,047,708	20,845,917
Traveling and business development expenses	7,761,633	3,747,166	5,636,354
Commissions and bank charges	1,309,186	1,308,425	1,957,433
Office and maintenance expenses	20,729	55,192	175,348
Administrative service, management and investment advisory fees	29,802,500	24,330,000	24,330,000
Legal and professional fees
Legal and professional related fees	73,729,042	24,663,025	36,314,507
Staff recruitment expenses	4,229,736	2,322,035	1,223,673
Staff welfare and staff recruitment expenses
—Depreciation	96,115	44,226	30,374
—Amortization	5,688,143
—Foreign exchange differences, net	1,970,158	963,422	3,222,789
—Other expenses	11,722,482	3,715,247	4,290,210
Other expenses, by nature	19,476,898	4,722,895	7,543,373
Operating expenses	$ 178,572,464	$ 83,794,012	$ 103,723,211